Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flow from operating activities
Net earnings for the year	$ 176,455	$ 111,244
Current income tax expense (Note 29)	98,355	92,129
Deferred income tax recovery (Note 29)	(22,798)	(20,861)
Interest expense (Note 24)	9,216	16,879
Depreciation and amortization (Note 12,23)	272,444	253,453
Impairment charge (Note 13)	0	40,050
Accretion on closure and decommissioning provision (Note 17)	8,260	9,903
Unrealized losses on foreign exchange	8,857	6,057
Gain on sale of mineral properties, plant and equipment	(7,922)	(3,858)
Other operating activities (Note 26)	(85,934)	(96,277)
Changes in non-cash operating working capital (Note 26)	96,982	(27,944)
Operating cash flows before interest and income taxes	553,915	380,775
Interest paid	(10,217)	(16,944)
Interest received	253	776
Income taxes paid	(81,636)	(82,579)
Net cash generated from operating activities	462,315	282,028
Cash flow from investing activities
Payments for mineral properties, plant and equipment	(178,556)	(205,807)
Tahoe Resources Inc. ("Tahoe") acquisition ("Tahoe Acquisition") (Note 8)	0	(247,479)
Acquisition of mineral interests	0	(1,545)
Net proceeds from short-term investments and other securities	90,384	39,727
Proceeds from sale of mineral properties, plant and equipment	22,474	10,267
Exercise of warrants (Note 14)	(15,626)	0
Net (payments) proceeds from commodity, diesel fuel swaps, and foreign currency contracts	(2,594)	2,669
Net cash used in investing activities	(83,918)	(402,168)
Cash flow from financing activities
Proceeds from issue of equity shares	4,737	2,781
Distributions to non-controlling interests	0	(924)
Dividends paid	(46,223)	(29,332)
Repayment of credit facility (Note 19)	(355,000)	(185,000)
Proceeds from credit facility (Note 19)	80,000	335,000
Payment of equipment leases	(13,101)	(19,270)
Net cash (used in) generated from financing activities	(329,587)	103,255
Effects of exchange rate changes on cash and cash equivalents	(2,261)	(1,061)
Net increase (decrease) in cash and cash equivalents	46,549	(17,946)
Cash and cash equivalents at the beginning of the year	120,564	138,510
Cash and cash equivalents at the end of the year	$ 167,113	$ 120,564